Annual Total Returns[BarChart] - Real Estate UltraSector ProFund - Investor	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	35.70%	3.99%	26.24%	(0.59%)	39.64%	(0.01%)	7.92%	11.32%	(9.97%)	41.04%